Federated Hermes Kaufmann Small Cap Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER FKASX)
CLASS B SHARES (TICKER FKBSX)
CLASS C SHARES (TICKER FKCSX)
CLASS R SHARES (TICKER FKKSX)
INSTITUTIONAL SHARES (TICKER FKAIX)
CLASS R6 SHARES (TICKER FKALX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
Effective April 18, 2022 (the “Effective Date”), Federated Hermes Kaufmann Small Cap Fund (the “Fund”) will be re-opened to new investors subject to eligibility requirements as described in the Fund’s Prospectus. Prior to the Effective Date, the Fund will remain closed to new investors, with the exception of new investments by employer-sponsored retirement plans. Prior to and after the Effective Date, the Fund’s Class B Shares will remain closed to new investments by new investors and existing shareholders. Shareholders with Fund shares held through a financial intermediary should contact their financial intermediary for additional information.
As of the Effective Date, all references to the Fund being closed to new investors are hereby deleted from the Summary Prospectus, the Prospectus and the Statement of Additional Information.
March 31, 2022

Federated Hermes Kaufmann Small Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455671 (4/22)
© 2022 Federated Hermes, Inc.